Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share based Compensation [Line Items]
Summary of stock option activity
Activities of the Group’s share options during the years ended December 31, 2019 and 2020 were as follows:

	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
		RMB	In Years
Outstanding as of December 31, 2018	75,091,640	0.0004	5.56
Granted	23,599,310	0.0004
Forfeited	(7,552,250)
Outstanding as of December 31, 2019	91,138,700	0.0004	4.98
Granted	3,788,750	0.0004
Forfeited	(2,273,720)
Replacement	(92,653,730)
Outstanding as of December 31, 2020	—		—

Summary of fair value of each share options granted
The fair value of each share options granted was estimated on the date of each grant using the Binomial option-pricing model with the assumptions (or ranges thereof) in the following table:

	For the Year Ended December 31,
	2019	2020
Expected term (years) (i)	7	7
Exercise price (RMB)	0.0004	0.0004
Fair value of the ordinary shares on the date of option grant (RMB)	8.36 ~ 8.60	8.36 ~ 8.53
Risk-free interest rate (ii)	2.66% ~ 3.31%	3.10% ~ 3.31%
Expected dividend yield (iii)	0.00%	0.00%
Expected volatility (iv)	33.32% ~ 33.56%	33.35% ~ 33.56%

Summary of vesting schedule of the Restricted Shares
Vesting schedule of the Restricted Shares for the year ended December 31, 2019 was as follow:

	Number of shares	Weighted average grant date fair value
		RMB
Unvested as of December 31, 2018	13,333,325	10.16
Vested	(13,333,325)	—

Unvested as of December 31, 2019	—	—

Restricted Stock Units (RSUs) [Member]
Share based Compensation [Line Items]
Summary of Restricted Stock and Restricted Stock Unit, Activity
Activities of the Group’s RSUs for the years ended December 31, 2020 and 2021 were as follows:

	Number of restricted share units	Weighted average grant- date fair value
		RMB
Outstanding as of December 31, 2019	—	—
Replacement	75,010,330	4.87
Granted	39,313,515	27.70
Vested	(63,314,483)	11.66
Forfeited	(2,721,228)	11.05
Outstanding as of December 31, 2020	48,288,134	14.20

Expected to vest as of December 31, 2020	44,425,083

	Number of restricted share units	Weighted average grant- date fair value
		RMB
Outstanding as of December 31, 2020	48,288,134	14.20
Granted	7,086,500	132.02
Vested	(18,577,032)	11.51
Forfeited	(2,937,374)	43.23
Outstanding as of December 31, 2021	33,860,228	38.75

Expected to vest as of December 31, 2021	30,900,145

Restricted Stock [Member]
Share based Compensation [Line Items]
Summary of Restricted Stock and Restricted Stock Unit, Activity
Activities of the Group’s restricted share for the year ended December 31, 2020 were as follow:

	Number of restricted shares	Weighted average grant- date fair value
		RMB
Outstanding as of December 31, 2019	—	—
Replacement	17,643,400	2.51
Vested	(17,643,400)	2.51
Outstanding as of December 31, 2020	—